Derivative Instruments - Summary of Cumulative Hedging Adjustments and the Carrying Amount of Assets and Liabilities Designated in Fair Value Hedges (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Long-term Debt Securities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cumulative hedging adjustment related to discontinued hedging relationships	$ 640	$ 726
Available-for-Sale Securities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cumulative hedging adjustment asset related to discontinued hedging relationships	$ (6)